STATEMENT OF ADDITIONAL INFORMATION
                              USALLIANZ DIMENSIONS
                           VARIABLE ANNUITY CONTRACTS


                                    ISSUED BY
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       AND
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                   MAY 1, 2001


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, CALL OR WRITE THE INSURANCE COMPANY AT: 1750 Hennepin Avenue, Minneapolis, MN 55403-2195, (800) 542-5427.


THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUS ARE DATED MAY 1, 2001, AND MAY BE AMENDED FROM TIME TO TIME.



TABLE OF CONTENTS

CONTENTS                                       PAGE
Insurance Company...............................2
Experts.........................................2
Legal Opinions..................................2
Distributor.....................................2
Reduction or Elimination of the
 Withdrawal Charge..............................2
Calculation of Performance Data.................3
Federal Tax Status..............................8
Annuity Provisions.............................14
Mortality and Expense Risk Guarantee...........15
Financial Statements...........................15















                                                                    DIMSAI-0501


INSURANCE COMPANY

Allianz Life Insurance Company of North America (the "Insurance Company") is a stock life insurance company organized under the laws of the state of Minnesota in 1896. The Insurance Company is a wholly-owned subsidiary of Allianz Versicherungs-AG Holding ("Allianz"). Allianz is headquartered in Munich, Germany, and has sales outlets throughout the world. The Insurance Company offers fixed and variable life insurance and annuities, and group life, accident and health insurance.

The Insurance Company is rated A++g by A.M. BEST, an independent analyst of the insurance industry. The financial strength of an insurance company may be relevant in that it may be a reflection as to the ability of a company to make fixed annuity payments from its general account.


EXPERTS
The financial statements of Allianz Life Variable Account B and the consolidated financial statements of the Insurance Company as of and for the year ended December 31, 2000 included in this Statement of Additional Information have been audited by KPMG LLP, independent auditors, as indicated in their reports included in this Statement of Additional Information and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.


LEGAL OPINIONS


Stewart Gregg, Senior Counsel to Allianz Life Insurance Company of North America, has provided legal advice on certain matters in connection with the issuance of the Contracts.


DISTRIBUTOR

USAllianz Investor Services, LLC, a subsidiary of the Insurance Company, acts as the distributor. The offering is on a continuous basis.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the withdrawal charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to a reduction of the withdrawal charge will be determined by the Insurance Company after examination of the following factors: 1) the size of the group; 2) the total amount of purchase payments expected to be received from the group; 3) the nature of the group for which the Contracts are purchased, and the persistency expected in that group (i.e., the expectation that the Contract owners will continue to hold the Contracts for a certain period of time); 4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and 5) any other circumstances which the Insurance Company believes to be relevant to determining whether reduced sales or administrative expenses may be expected. None of the reductions in charges for sales is contractually guaranteed.

The withdrawal charge may be eliminated when the Contracts are issued to an officer, director or employee of the Insurance Company or any of its affiliates. The withdrawal charge may be reduced or eliminated when the Contract is sold by an agent of the Insurance Company to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.


CALCULATION OF PERFORMANCE DATA

TOTAL RETURN

From time to time, the Insurance Company may advertise the performance data for the Variable Options in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of a Portfolio over a stated period of time which is determined by dividing the increase (or decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such performance data will include total return figures for the one, five, and ten year (or since inception) time periods indicated. Such total return figures will reflect the deduction of the mortality and expense risk charge, the operating expenses of the underlying Portfolios and any applicable withdrawal charge, contract maintenance charge, administrative charge and GVP charge ("Standardized Total Return"). The withdrawal charge, contract maintenance charge, administrative charge and GVP charge deductions are calculated assuming a Contract is fully withdrawn at the end of the reporting period.

The hypothetical value of a Contract purchased for the time periods described will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable contract maintenance charges, administrative charge and any applicable GVP charge and withdrawal charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


                                  P(1+T)n = ERV

where:

          P    = a hypothetical initial payment of $1,000;

          T    = average annual total return;

          n    = number of years;

          ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the time periods used at the end of such time periods (or fractional portion thereof).

The Insurance Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of the withdrawal charge, the contract maintenance charge, the administrative charge and the MVPB charge. The Insurance Company may also advertise cumulative and average total return information over different periods of time. The Company may also present performance information computed on a different basis ("Non-Standardized Total Return").

Cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that no sales load is deducted from the initial $1,000 payment at the time it is allocated to the Portfolios and assumes that the income earned by the investment in the Portfolio is reinvested.

Contract Owners should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what a Contract Owner's total return may be in any future period.

YIELD

The USAllianz VIP Money Market Fund - The Insurance Company may advertise yield information for the USAllianz VIP Money Market Fund. The USAllianz VIP Money Market Fund's current yield may vary each day, depending upon, among other things, the average maturity of the underlying Portfolio's investment securities and changes in interest rates, operating expenses, the deduction of the mortality and expense risk charge, the GVP charge, the administrative charge and the contract maintenance charge and, in certain instances, the value of the underlying Portfolio's investment securities. The fact that the Portfolio's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the Portfolio's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The USAllianz VIP Money Market Fund's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one Accumulation Unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such Accumulation Unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Portfolio, and the deduction of the mortality and expense risk charge, the GVP charge, the administrative charge, and contract maintenance charge. The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested.

(Effective yield = [(Base Period Return + 1)365/7] - 1.)

For the seven day period ending December 31, 2000, the USAllianz VIP Money Market Fund had a current yield of 3.44% and an effective yield of 3.50% for Contracts with a mortality and expense risk charge of 1.50% and a current yield of 2.94% and an effective yield of 2.98% for Contracts with a mortality and expense risk charge of 2.00%.

Other Variable Options. The Insurance Company may also quote yield in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications for the other Variable Options. Each Variable Option (other than the USAllianz VIP Money Market Fund) will publish standardized total return information with any quotation of current yield.

The yield computation is determined by dividing the net investment income per Accumulation Unit earned during the period (minus the deduction for the mortality and expense risk charge, GVP charge, the administrative charge and contract maintenance charge) by the Accumulation Unit value on the last day of the period and annualizing the resulting figure, according to the following formula:

Yield= 2 [((a-b) + 1)6 - 1] cd where:

          a    = net investment income earned during the period by the
                 Variable Option attributable to shares owned by the Portfolio;

          b    = expenses accrued for the period (net of reimbursements);

          c    = the average daily number of accumulation units outstanding during the period;

          d    = the maximum offering price per accumulation unit on the last day of the period.

The above formula will be used in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement, or communication. Yield calculations assume no sales load. The Insurance Company does not currently advertise yield information for any Variable Option (other than the USAllianz VIP Money Market Fund).

PERFORMANCE RANKING

Total return may be compared to relevant indices, including U.S. domestic and international indices and data from
Lipper Analytical Services, Inc., Standard & Poor's Indices, or VARDS(R).

From time to time, evaluation of performance by independent sources may also be used.

PERFORMANCE INFORMATION

Certain Portfolios have been in existence for some time and have investment performance history. In order to show how investment performance of the Portfolios affects Accumulation Unit values, the following performance information was developed.


The Portfolios of Franklin Templeton Variable Insurance Products Trust available under this Contract issue Class 2 shares and have a distribution plan which is referred to as a rule 12b-1 plan. Class 2 shards have Rule 12b-1 plan expenses currently equal to 0.25% per year, which will affect future performance.

Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton Developing Markets Securities Fund), standardized class 2 fund performance for prior periods represents historical results of class 1 shares. For periods beginning 1/6/99 (or 5/1/97), class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.


The charts below shows Accumulation Unit performance which assumes that the Accumulation Units were invested in each of the Portfolios for the same periods.

o Chart A is for Contracts with the Return of Premium GMDB and the Guaranteed Principal Protector benefit (based on the lowest mortality and expense risk charge of 1.50%) using the Dimensions Asset Allocation Model (assuming a 2% GVP charge).

o Chart B is for Contracts with the Double Principal GMDB and the Guaranteed Performance Accumulator benefit (based on the highest mortality and expense risk charge of 2.00%) using a self-directed asset allocation method (assuming a 3% GVP charge).

o Chart C is for contracts with the Double Principal GMDB and the Guaranteed Performance Accumulator benefit (based on the highest mortality and expense risk charge of 2.00%) and using the maximum possible GVP charge of 5%.


o Chart D is for contracts with the the Earnings Protection GMDB and the Guaranteed Performance Accumulator (based on the highest mortality and expense risk charge of 1.90% and based on assessing the maximum GVP charge of 5%)


o Chart E is for contracts in Oregon: the Double Principal GMDB and the Guaranteed Performance Accumulator (based on the highest mortality expense risk charge of 2% and based on assessing the maximum GVP charge of 5%)

The performance figures in Column I represent performance figures for the Accumulation Units which reflects the deduction of the mortality and expense risk charge and the operating expenses of the Portfolios. Column II represents performance figures for the Accumulation Units which reflects the mortality and expense risk charge, the GVP charge, the contract maintenance charge, the operating expenses of the Portfolios and assumes that you make a withdrawal at the end of the period (therefore the withdrawal charge is reflected). Chart E also reflects the administrative charge in the state of Oregon. Past performance does not guarantee future results.

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


CHART A
Total Return for the period ended December 31, 2000                             HYPOTHETICAL

                                                             Column I                                                Column II
                                        Inception                                  Since
Investment Choices                        Date    1-Year  3-Year  5-Year  10-Year  Inception 1-Year  3-Year   5-Year   10-Year
------------------                        ----    ------  ------  ------  -------  --------- ------  ------   ------   -------

AIM V.I. Capital Appreciation Fund       5/5/1993 -12.23%  13.70%  13.74%      N/A   15.61%  -19.53%  10.40%    11.26%      N/A
AIM V.I. Growth Fund                     5/5/1993 -21.67%  11.30%  14.93%      N/A   14.39%  -28.97%   7.97%    12.46%      N/A
AIM V.I. International Equity Fund       5/5/1993 -27.50%   8.00%   9.43%      N/A    9.95%  -34.80%   4.59%     7.37%      N/A
AIM V.I. Value Fund                      5/5/1993 -15.91%  11.96%  14.15%      N/A   15.57%  -23.21%   8.63%    11.67%      N/A
Alger American MidCap Growth Portfolio   5/3/1993   7.56%  21.49%  17.50%      N/A   20.74%    0.26%  18.31%    15.15%      N/A
Alger American Small Capitalization     9/21/1988 -28.28%   4.87%   5.37%   11.88%   14.24%  -35.58%   1.38%     3.44%   10.58%
Portfolio
Davis VA Financial Portfolio             7/1/1999  29.03%     N/A     N/A      N/A   12.18%   19.15%     N/A       N/A      N/A
Davis VA Real Estate Portfolio           7/1/1999  21.50%     N/A     N/A      N/A    4.97%   11.77%     N/A       N/A      N/A
Davis VA Value Portfolio                 7/1/1999   7.68%     N/A     N/A      N/A    6.34%    0.38%     N/A       N/A      N/A
Franklin Growth and Income Securities   1/24/1989  16.05%   7.15%  11.73%   11.83%    9.62%    6.43%   4.45%     9.69%   10.63%
Fund, Class 2
Franklin Rising Dividends               1/27/1992  18.92%   3.55%  12.22%      N/A    9.32%    9.24%   0.73%    10.19%      N/A
SecuritiesFund, Class21
Franklin Small Cap Fund, Class 21       11/1/1995 -16.03%  16.58%  18.43%      N/A   18.11%  -23.33%  14.12%    16.45%      N/A
Franklin U.S. Government Fund, Class 2  3/14/1989   9.74%   4.21%   4.46%    6.06%    6.10%    1.30%   1.76%     3.37%    5.44%
JP Morgan International Opportunities    1/3/1995 -17.09%   4.81%   5.92%      N/A    6.70%  -24.39%   2.04%     4.23%      N/A
Portfolio
JP Morgan US Disciplined Equity          1/3/1995 -12.30%   7.56%  13.16%      N/A   16.07%  -19.60%   4.14%    10.68%      N/A
Portfolio
Mutual Discovery Securities Fund,       11/8/1996   8.57%   7.32%     N/A      N/A    9.91%    1.27%   4.62%       N/A      N/A
Class 21
Mutual Shares Securities Fund, Class 21 11/8/1996  11.57%   7.17%     N/A      N/A    9.81%    2.04%   3.72%       N/A      N/A
Oppenheimer VA Global Securities Fund   11/12/1990  3.53%  22.02%  20.52%   14.04%   13.85%   -3.77%  18.84%    18.05%   12.82%
Oppenheimer VA High Income Fund         4/30/1986  -5.17%  -1.26%   3.85%   10.05%    8.88%  -12.47%  -3.57%     2.17%    8.69%
Oppenheimer VA Main Street Growth &      7/5/1995 -10.13%   3.58%  13.61%      N/A   16.86%  -17.43%   0.77%    11.60%      N/A
Income Fund
PIMCO VIT High Yield Bond Portfolio,    4/30/1998  -3.01%     N/A     N/A      N/A   -0.31%  -10.31%     N/A       N/A      N/A
Admin. Class
PIMCO VIT Stocks PLUS Growth & Income   12/31/1997-10.84%  10.50%     N/A      N/A   10.49%  -18.14%   7.14%       N/A      N/A
Portfolio, Admin. Class
PIMCO VIT Total Return Bond Portfolio,  12/31/1997  8.03%   4.22%     N/A      N/A    4.22%    0.73%   2.15%       N/A      N/A
Admin. Class
Seligman Global Technology Portfolio,    5/2/1996 -24.88%  29.70%     N/A      N/A   23.17%  -32.18%  26.61%       N/A      N/A
Class 1
Seligman Small Cap Value Portfolio,      5/1/1998  31.02%     N/A     N/A      N/A   14.46%   21.10%     N/A       N/A      N/A
Class 1
SP Jennison International Growth,       12/15/2000    N/A     N/A     N/A      N/A   -0.41%      N/A     N/A       N/A      N/A
Class 2
SP Strategic Partners Focused Growth,   12/15/2000    N/A     N/A     N/A      N/A   -5.15%      N/A     N/A       N/A      N/A
Class 2
Templeton Developing Markets            3/15/1994 -30.71%  -6.68%  -2.63%      N/A   -2.58%  -38.01%  -9.93%    -4.57%      N/A
Securities Fund, Class 21/2
Templeton Growth Securities Fund,       3/15/1994  -0.04%   8.51%  11.28%      N/A   10.16%   -7.34%   5.84%     9.24%      N/A
Class 21
USAllianz VIP Diversified Assets Fund   11/11/1999  1.97%     N/A     N/A      N/A    3.23%   -5.33%     N/A       N/A      N/A
USAllianz VIP Fixed Income Fund         11/11/1999 10.05%     N/A     N/A      N/A    6.37%    1.30%     N/A       N/A      N/A
USAllianz VIP Global Opportunities Fund  2/1/2000     N/A     N/A     N/A      N/A  -16.15%      N/A     N/A       N/A      N/A
USAllianz VIP Growth Fund               11/11/1999-11.61%     N/A     N/A      N/A   -4.53%  -18.91%     N/A       N/A      N/A
USAllianz VIP Money Market Fund          2/1/2000      3.50%    **** 7-Day Effective Yield  **** 7-Day Effective  ****  Yield ****


                                           Since
                                       Inception
                                       ---------

AIM V.I. Capital Appreciation Fund        14.03%
AIM V.I. Growth Fund                      12.52%
AIM V.I. International Equity Fund         8.49%
AIM V.I. Value Fund                       13.39%
Alger American MidCap Growth Portfolio    18.79%
Alger American Small Capitalization       12.89%
Portfolio
Davis VA Financial Portfolio               7.29%
Davis VA Real Estate Portfolio            -0.01%
Davis VA Value Portfolio                   2.11%
Franklin Growth and Income Securities      8.45%
Fund, Class 2
Franklin Rising Dividends                  8.27%
SecuritiesFund, Class21
Franklin Small Cap Fund, Class 21         15.82%
Franklin U.S. Government Fund, Class 2     5.51%
JP Morgan International Opportunities      5.40%
Portfolio
JP Morgan US Disciplined Equity           13.76%
Portfolio
Mutual Discovery Securities Fund,          7.35%
Class 21
Mutual Shares Securities Fund, Class 21    7.26%
Oppenheimer VA Global Securities Fund     12.42%
Oppenheimer VA High Income Fund            7.86%
Oppenheimer VA Main Street Growth &       15.17%
Income Fund
PIMCO VIT High Yield Bond Portfolio,      -2.84%
Admin. Class
PIMCO VIT Stocks PLUS Growth & Income      7.13%
Portfolio, Admin. Class
PIMCO VIT Total Return Bond Portfolio,     2.15%
Admin. Class
Seligman Global Technology Portfolio,     21.03%
Class 1
Seligman Small Cap Value Portfolio,       10.97%
Class 1
SP Jennison International Growth,         -3.08%
Class 2
SP Strategic Partners Focused Growth,     -7.81%
Class 2
Templeton Developing Markets              -3.99%
Securities Fund, Class 21/2
Templeton Growth Securities Fund,          8.63%
Class 21
USAllianz VIP Diversified Assets Fund     -2.47%
USAllianz VIP Fixed Income Fund            0.69%
USAllianz VIP Global Opportunities Fund  -23.45%
USAllianz VIP Growth Fund                -10.29%
USAllianz VIP Money Market Fund



1Ongoing stock market volatility can dramatically change the funds' short-term performance; current results may differ.

2For Templeton Developing Markets Securities Fund, performance prior to the
5/1/00 merger reflects the historical performance of the Templeton Developing
Markets Fund.

There are no accumulation units shown for the USAllianz Aggressive Growth Fund, USAllianz American Growth Fund, USAllianz Capital Growth Fund, USAllianz
Comstock Fund, USAllianz Growth and Income Fund, USAllianz Strategic Growth
Fund, and the Van Kampen LIT Emerging Growth Portfolio because they were first offered under the Contract as of the date of this prospectus.

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

CHART B
Total Return for the period ended December 31, 2000                             HYPOTHETICAL

                                                           Column  I                                                Column II
                                        Inception                                  Since
Investment Choices                        Date    1-Year  3-Year  5-Year  10-Year  Inception 1-Year  3-Year   5-Year   10-Year
------------------                        ----    ------  ------  ------  -------  --------- ------  ------   ------   -------

AIM V.I. Capital Appreciation Fund       5/5/1993 -12.67%  13.13%  13.17%      N/A   15.03%  -19.97%   9.04%     9.80%      N/A
AIM V.I. Growth Fund                     5/5/1993 -22.06%  10.75%  14.35%      N/A   13.82%  -29.36%   6.63%    10.94%      N/A
AIM V.I. International Equity Fund       5/5/1993 -27.86%   7.47%   8.89%      N/A    9.40%  -35.16%   3.29%     6.14%      N/A
AIM V.I. Value Fund                      5/5/1993 -16.33%  11.40%  13.58%      N/A   14.99%  -23.63%   7.29%    10.17%      N/A
Alger American MidCap Growth Portfolio   5/3/1993   7.03%  20.89%  16.91%      N/A   20.14%   -0.27%  16.86%    13.85%      N/A
Alger American Small Capitalization     9/21/1988 -28.63%   4.34%   4.84%   11.32%   13.67%  -35.93%   0.11%     2.47%    9.51%
Portfolio
Davis VA Financial Portfolio             7/1/1999  28.38%     N/A     N/A      N/A   11.62%   17.23%     N/A       N/A      N/A
Davis VA Real Estate Portfolio           7/1/1999  20.90%     N/A     N/A      N/A    4.45%    9.97%     N/A       N/A      N/A
Davis VA Value Portfolio                 7/1/1999   7.14%     N/A     N/A      N/A    5.81%   -0.16%     N/A       N/A      N/A
Franklin Growth and Income Securities   1/24/1989  15.47%     6.62% 11.17%  11.27%    9.08%    4.71%   3.52%     8.44%    9.52%
Fund, Class 21
Franklin Rising Dividends               1/27/1992  18.33%     3.04% 11.66%     N/A    8.77%    7.48%  -0.17%     8.93%      N/A
SecuritiesFund, Class21
Franklin Small Cap Fund, Class 21       11/1/1995 -16.45%    16.00% 17.84%     N/A   17.52%  -23.75%  13.12%    15.13%      N/A
Franklin U.S. Government Fund, Class 2  3/14/1989   9.19%     3.69% 3.94%    5.53%    5.58%    0.80%   1.23%     2.84%    4.70%
JP Morgan International Opportunities    1/3/1995 -17.50%   4.29%   5.39%      N/A    6.17%  -24.80%   1.13%     3.35%      N/A
Portfolio
JP Morgan US Disciplined Equity          1/3/1995 -12.74%   7.02%  12.59%      N/A   15.49%  -20.04%   2.84%     9.18%      N/A
Portfolio
Mutual Discovery Securities Fund,       11/8/1996   8.03%     6.79%   N/A      N/A    9.36%    0.73%   3.69%       N/A      N/A
Class 21
Mutual Shares Securities Fund, Class 21 11/8/1996  11.01%     6.63%   N/A      N/A    9.27%    0.80%   2.60%       N/A      N/A
Oppenheimer VA Global Securities Fund   11/12/1990  3.01%  21.41%  19.92%   13.47%   13.28%   -4.29%  17.39%    16.47%   11.68%
Oppenheimer VA High Income Fund         4/30/1986  -5.64%  -1.75%   3.33%    9.50%    8.34%  -12.94%  -4.08%     1.42%    7.60%
Oppenheimer VA Main Street Growth &      7/5/1995 -10.58%   3.07%  13.05%      N/A   16.27%  -17.88%  -0.13%    10.33%      N/A
Income Fund
PIMCO VIT High Yield Bond Portfolio,    4/30/1998  -3.49%     N/A     N/A      N/A   -0.80%  -10.79%     N/A       N/A      N/A
Admin. Class
PIMCO VIT Stocks PLUS Growth & Income   12/31/1997-11.28%   9.95%     N/A      N/A    9.94%  -18.58%   5.81%       N/A      N/A
Portfolio, Admin. Class
PIMCO VIT Total Return Bond Portfolio,  12/31/1997  7.49%   3.70%     N/A      N/A    3.70%    0.19%   1.61%       N/A      N/A
Admin. Class
Seligman Global Technology Portfolio,    5/2/1996 -25.25%  29.06%     N/A      N/A   22.56%  -32.55%  25.07%       N/A      N/A
Class 1
Seligman Small Cap Value Portfolio,      5/1/1998  30.37%     N/A     N/A      N/A   13.89%   19.16%     N/A       N/A      N/A
Class 1
SP Jennison International Growth,       12/15/2000    N/A     N/A     N/A      N/A   -0.43%      N/A     N/A       N/A      N/A
Class 2
SP Strategic Partners Focused Growth,   12/15/2000    N/A     N/A     N/A      N/A   -5.16%      N/A     N/A       N/A      N/A
Class 2
Templeton Developing Markets            3/15/1994 -31.06%    -7.14% -3.11%     N/A   -3.06%  -38.36% -10.75%    -5.49%      N/A
Securities Fund, Class 21/2
Templeton Growth Securities Fund,       3/15/1994  -0.53%     7.96% 10.72%     N/A    9.61%   -7.83%   4.91%     8.02%      N/A
Class 21
USAllianz VIP Diversified Assets Fund   11/11/1999  1.47%     N/A     N/A      N/A    2.72%   -5.83%     N/A       N/A      N/A
USAllianz VIP Fixed Income Fund         11/11/1999  9.51%     N/A     N/A      N/A    5.84%    0.80%     N/A       N/A      N/A
USAllianz VIP Global Opportunities Fund  2/1/2000     N/A     N/A     N/A      N/A  -16.53%      N/A     N/A       N/A      N/A
USAllianz VIP Growth Fund               11/11/1999-12.05%     N/A     N/A      N/A   -5.00%  -19.35%     N/A       N/A      N/A
USAllianz VIP Money Market Fund          2/1/2000      2.98%     **** 7-Day    **** 7-Day Effective Effective Yield ****

                                          Since
                                       Inception
                                       ---------

AIM V.I. Capital Appreciation Fund        12.78%
AIM V.I. Growth Fund                      11.11%
AIM V.I. International Equity Fund         7.38%
AIM V.I. Value Fund                       11.77%
Alger American MidCap Growth Portfolio    17.25%
Alger American Small Capitalization       11.67%
Portfolio
Davis VA Financial Portfolio               6.34%
Davis VA Real Estate Portfolio            -0.89%
Davis VA Value Portfolio                   1.57%
Franklin Growth and Income Securities      7.36%
Fund, Class 2
Franklin Rising Dividends                  7.25%
SecuritiesFund, Class21
Franklin Small Cap Fund, Class 21         14.30%
Franklin U.S. Government Fund, Class 2     4.81%
JP Morgan International Opportunities      4.54%
Portfolio
JP Morgan US Disciplined Equity           12.20%
Portfolio
Mutual Discovery Securities Fund,          5.98%
Class 21
Mutual Shares Securities Fund, Class 21    6.22%
Oppenheimer VA Global Securities Fund     11.26%
Oppenheimer VA High Income Fund            6.96%
Oppenheimer VA Main Street Growth &       13.93%
Income Fund
PIMCO VIT High Yield Bond Portfolio,      -3.36%
Admin. Class
PIMCO VIT Stocks PLUS Growth & Income      5.81%
Portfolio, Admin. Class
PIMCO VIT Total Return Bond Portfolio,     1.61%
Admin. Class
Seligman Global Technology Portfolio,     19.61%
Class 1
Seligman Small Cap Value Portfolio,        9.66%
Class 1
SP Jennison International Growth,         -3.10%
Class 2
SP Strategic Partners Focused Growth,     -7.83%
Class 2
Templeton Developing Markets              -4.93%
Securities Fund, Class 21/2
Templeton Growth Securities Fund,          7.45%
Class 21
USAllianz VIP Diversified Assets Fund     -2.99%
USAllianz VIP Fixed Income Fund            0.16%
USAllianz VIP Global Opportunities Fund  -23.83%
USAllianz VIP Growth Fund                -10.77%
USAllianz VIP Money Market Fund


1Ongoing stock market volatility can dramatically change the funds' short-term performance; current results may differ.

2For Templeton Developing Markets Securities Fund, performance prior to the
5/1/00 merger reflects the historical performance of the Templeton Developing
Markets Fund.

There are no accumulation units shown for the USAllianz Aggressive Growth Fund, USAllianz American Growth Fund, USAllianz Capital Growth Fund, USAllianz
Comstock Fund, USAllianz Growth and Income Fund, USAllianz Strategic Growth
Fund, and the Van Kampen LIT Emerging Growth Portfolio because they were first offered under the Contract as of the date of this prospectus.


CHART C
Total Return for the period ended December 31, 2000                             HYPOTHETICAL

                                                 Column          I                                                Column II
                                        Inception                                  Since
Investment Choices                        Date    1-Year  3-Year  5-Year  10-Year  Inception 1-Year  3-Year   5-Year   10-Year
------------------                        ----    ------  ------  ------  -------  --------- ------  ------   ------   -------

AIM V.I. Capital Appreciation Fund       5/5/1993 -12.67%  13.13%  13.17%      N/A   15.03%  -19.97%   7.46%     8.39%      N/A
AIM V.I. Growth Fund                     5/5/1993 -22.06%  10.75%  14.35%      N/A   13.82%  -29.36%   5.08%     9.05%      N/A
AIM V.I. International Equity Fund       5/5/1993 -27.86%   7.47%   8.89%      N/A    9.40%  -35.16%   1.97%     4.88%      N/A
AIM V.I. Value Fund                      5/5/1993 -16.33%  11.40%  13.58%      N/A   14.99%  -23.63%   5.73%     8.49%      N/A
Alger American MidCap Growth Portfolio   5/3/1993   7.03%  20.89%  16.91%      N/A   20.14%   -0.27%  15.18%    12.62%      N/A
Alger American Small Capitalization     9/21/1988 -28.63%   4.34%   4.84%   11.32%   13.67%  -35.93%  -1.19%     1.69%    8.64%
Portfolio
Davis VA Financial Portfolio             7/1/1999  28.38%     N/A     N/A      N/A   11.62%   14.67%     N/A       N/A      N/A
Davis VA Real Estate Portfolio           7/1/1999  20.90%     N/A     N/A      N/A    4.45%    7.56%     N/A       N/A      N/A
Davis VA Value Portfolio                 7/1/1999   7.14%     N/A     N/A      N/A    5.81%   -0.16%     N/A       N/A      N/A
Franklin Growth and Income Securities   1/24/1989  15.47%   6.62%  11.17%   11.27%    9.08%    2.40%   2.76%     7.41%    8.56%
Fund, Class 21
Franklin Rising Dividends               1/27/1992  18.33%   3.04%  11.66%      N/A    8.77%    5.11%  -0.90%     7.54%      N/A
SecuritiesFund, Class21
Franklin Small Cap Fund, Class 21       11/1/1995 -16.45%  16.00%  17.84%      N/A   17.52%  -23.75%  12.31%    13.66%      N/A
Franklin U.S. Government Fund, Class 2  3/14/1989   9.19%   3.69%   3.94%    5.53%    5.58%    0.80%   1.23%     2.84%    4.28%
JP Morgan International Opportunities    1/3/1995 -17.50%   4.29%   5.39%      N/A    6.17%  -24.80%   0.39%     2.90%      N/A
Portfolio
JP Morgan US Disciplined Equity          1/3/1995 -12.74%   7.02%  12.59%      N/A   15.49%  -20.04%   1.34%     7.32%      N/A
Portfolio
Mutual Discovery Securities Fund,       11/8/1996   8.03%   6.79%     N/A      N/A    9.36%    0.73%   2.93%       N/A      N/A
Class 21
Mutual Shares Securities Fund, Class 21 11/8/1996  11.01%   6.63%     N/A      N/A    9.27%    0.80%   2.60%       N/A      N/A
Oppenheimer VA Global Securities Fund   11/12/1990  3.01%  21.41%  19.92%   13.47%   13.28%   -4.29%  16.39%    14.90%   10.71%
Oppenheimer VA High Income Fund         4/30/1986  -5.64%  -1.75%   3.33%    9.50%    8.34%  -12.94%  -4.08%     1.14%    6.55%
Oppenheimer VA Main Street Growth &      7/5/1995 -10.58%   3.07%  13.05%      N/A   16.27%  -17.88%  -0.87%     8.92%      N/A
Income Fund
PIMCO VIT High Yield Bond Portfolio,    4/30/1998  -3.49%     N/A     N/A      N/A   -0.80%  -10.79%     N/A       N/A      N/A
Admin. Class
PIMCO VIT Stocks PLUS Growth & Income   12/31/1997-11.28%   9.95%     N/A      N/A    9.94%  -18.58%   4.27%       N/A      N/A
Portfolio, Admin. Class
PIMCO VIT Total Return Bond Portfolio,  12/31/1997  7.49%   3.70%     N/A      N/A    3.70%    0.19%   1.61%       N/A      N/A
Admin. Class
Seligman Global Technology Portfolio,    5/2/1996 -25.25%  29.06%     N/A      N/A   22.56%  -32.55%  23.29%       N/A      N/A
Class 1
Seligman Small Cap Value Portfolio,      5/1/1998  30.37%     N/A     N/A      N/A   13.89%   16.56%     N/A       N/A      N/A
Class 1
SP Jennison International Growth,       12/15/2000    N/A     N/A     N/A      N/A   -0.43%      N/A     N/A       N/A      N/A
Class 2
SP Strategic Partners Focused Growth,   12/15/2000    N/A     N/A     N/A      N/A   -5.16%      N/A     N/A       N/A      N/A
Class 2
Templeton Developing Markets            3/15/1994 -31.06%  -7.14%  -3.11%      N/A   -3.06%  -38.36% -11.42%    -6.32%      N/A
Securities Fund, Class 21/2
Templeton Growth Securities Fund,       3/15/1994  -0.53%   7.96%  10.72%      N/A    9.61%   -7.83%   4.14%     7.09%      N/A
Class 21
USAllianz VIP Diversified Assets Fund   11/11/1999  1.47%     N/A     N/A      N/A    2.72%   -5.83%     N/A       N/A      N/A
USAllianz VIP Fixed Income Fund         11/11/1999  9.51%     N/A     N/A      N/A    5.84%    0.80%     N/A       N/A      N/A
USAllianz VIP Global Opportunities Fund  2/1/2000     N/A     N/A     N/A      N/A  -16.53%      N/A     N/A       N/A      N/A
USAllianz VIP Growth Fund               11/11/1999-12.05%     N/A     N/A      N/A   -5.00%  -19.35%     N/A       N/A      N/A
USAllianz VIP Money Market Fund          2/1/2000       2.98%  **** 7-Day        **** 7-Day Effective   Effective Yield ****

                                           Since
                                       Inception
                                       ---------

AIM V.I. Capital Appreciation Fund        11.56%
AIM V.I. Growth Fund                       9.60%
AIM V.I. International Equity Fund         6.21%
AIM V.I. Value Fund                        9.83%
Alger American MidCap Growth Portfolio    15.35%
Alger American Small Capitalization       10.40%
Portfolio
Davis VA Financial Portfolio               5.58%
Davis VA Real Estate Portfolio            -1.61%
Davis VA Value Portfolio                   1.57%
Franklin Growth and Income Securities      6.43%
Fund, Class 2
Franklin Rising Dividends                  6.27%
SecuritiesFund, Class21
Franklin Small Cap Fund, Class 21         12.43%
Franklin U.S. Government Fund, Class 2     4.53%
JP Morgan International Opportunities      4.17%
Portfolio
JP Morgan US Disciplined Equity           10.23%
Portfolio
Mutual Discovery Securities Fund,          4.68%
Class 21
Mutual Shares Securities Fund, Class 21    5.67%
Oppenheimer VA Global Securities Fund     10.13%
Oppenheimer VA High Income Fund            6.21%
Oppenheimer VA Main Street Growth &       12.62%
Income Fund
PIMCO VIT High Yield Bond Portfolio,      -3.36%
Admin. Class
PIMCO VIT Stocks PLUS Growth & Income      4.27%
Portfolio, Admin. Class
PIMCO VIT Total Return Bond Portfolio,     1.61%
Admin. Class
Seligman Global Technology Portfolio,     17.99%
Class 1
Seligman Small Cap Value Portfolio,        9.01%
Class 1
SP Jennison International Growth,         -3.10%
Class 2
SP Strategic Partners Focused Growth,     -7.83%
Class 2
Templeton Developing Markets              -5.84%
Securities Fund, Class 21/2
Templeton Growth Securities Fund,          6.19%
Class 21
USAllianz VIP Diversified Assets Fund     -2.99%
USAllianz VIP Fixed Income Fund            0.16%
USAllianz VIP Global Opportunities Fund  -23.83%
USAllianz VIP Growth Fund                -10.77%
USAllianz VIP Money Market Fund


1Ongoing stock market volatility can dramatically change the funds' short-term performance; current results may differ.

2For Templeton Developing Markets Securities Fund, performance prior to the
5/1/00 merger reflects the historical performance of the Templeton Developing
Markets Fund.

There are no accumulation units shown for the USAllianz Aggressive Growth Fund, USAllianz American Growth Fund, USAllianz Capital Growth Fund, USAllianz
Comstock Fund, USAllianz Growth and Income Fund, USAllianz Strategic Growth
Fund, and the Van Kampen LIT Emerging Growth Portfolio because they were first offered under the Contract as of the date of this prospectus.


CHART D
Total Return for the period ended December 31, 2000                             HYPOTHETICAL

                                                         Column I                                                Column II
                                        Inception                                  Since
Investment Choices                        Date    1-Year  3-Year  5-Year  10-Year  Inception 1-Year  3-Year   5-Year   10-Year
------------------                        ----    ------  ------  ------  -------  --------- ------  ------   ------   -------

AIM V.I. Capital Appreciation Fund       5/5/1993 -12.58%  13.25%  13.28%      N/A   15.15%  -19.88%   7.57%     8.50%      N/A
AIM V.I. Growth Fund                     5/5/1993 -21.98%  10.86%  14.47%      N/A   13.93%  -29.28%   5.19%     9.17%      N/A
AIM V.I. International Equity Fund       5/5/1993 -27.78%   7.57%   9.00%      N/A    9.51%  -35.08%   2.08%     4.99%      N/A
AIM V.I. Value Fund                      5/5/1993 -16.25%  11.51%  13.69%      N/A   15.11%  -23.55%   5.84%     8.60%      N/A
Alger American MidCap Growth Portfolio   5/3/1993   7.13%  21.01%  17.03%      N/A   20.26%   -0.17%  15.30%    12.73%      N/A
Alger American Small Capitalization     9/21/1988 -28.56%   4.45%   4.94%   11.43%   13.78%  -35.86%  -1.09%     1.79%    8.75%
Portfolio
Davis VA Financial Portfolio             7/1/1999  28.51%     N/A     N/A      N/A   11.73%   14.79%     N/A       N/A      N/A
Davis VA Real Estate Portfolio           7/1/1999  21.02%     N/A     N/A      N/A    4.56%    7.67%     N/A       N/A      N/A
Davis VA Value Portfolio                 7/1/1999   7.25%     N/A     N/A      N/A    5.92%   -0.05%     N/A       N/A      N/A
Franklin Growth and Income Securities   1/24/1989  15.58%   6.72%  11.29%   11.39%    9.19%    2.51%   2.87%     7.52%    8.67%
Fund, Class 21
Franklin Rising Dividends               1/27/1992  18.44%   3.14%  11.77%      N/A    8.88%    5.23%  -0.80%     7.65%      N/A
SecuritiesFund, Class21
Franklin Small Cap Fund, Class 21       11/1/1995 -16.36%  16.11%  17.96%      N/A   17.63%  -23.66%  12.42%    13.78%      N/A
Franklin U.S. Government Fund, Class 2  3/14/1989   9.30%   3.79%   4.04%    5.64%    5.68%    0.90%   1.34%     2.94%    4.38%
JP Morgan International Opportunities    1/3/1995 -17.42%   4.39%   5.50%      N/A    6.27%  -24.72%   0.49%     3.01%      N/A
Portfolio
JP Morgan US Disciplined Equity          1/3/1995 -12.65%   7.13%  12.71%      N/A   15.61%  -19.95%   1.44%     7.43%      N/A
Portfolio
Mutual Discovery Securities Fund,       11/8/1996   8.14%   6.90%     N/A      N/A    9.47%    0.84%   3.04%       N/A      N/A
Class 21
Mutual Shares Securities Fund, Class 21 11/8/1996  11.12%   6.74%     N/A      N/A    9.38%    0.90%   2.71%       N/A      N/A
Oppenheimer VA Global Securities Fund   11/12/1990  3.12%  21.54%  20.04%   13.58%   13.39%   -4.18%  16.51%    15.01%   10.82%
Oppenheimer VA High Income Fund         4/30/1986  -5.55%  -1.65%   3.44%    9.61%    8.44%  -12.85%  -3.98%     1.24%    6.66%
Oppenheimer VA Main Street Growth &      7/5/1995 -10.49%   3.17%  13.16%      N/A   16.39%  -17.79%  -0.76%     9.03%      N/A
Income Fund
PIMCO VIT High Yield Bond Portfolio,    4/30/1998  -3.39%     N/A     N/A      N/A   -0.70%  -10.69%     N/A       N/A      N/A
Admin. Class
PIMCO VIT Stocks PLUS Growth & Income   12/31/1997-11.19%  10.06%     N/A      N/A   10.05%  -18.49%   4.38%       N/A      N/A
Portfolio, Admin. Class
PIMCO VIT Total Return Bond Portfolio,  12/31/1997  7.60%   3.80%     N/A      N/A    3.80%    0.30%   1.72%       N/A      N/A
Admin. Class
Seligman Global Technology Portfolio,    5/2/1996 -25.18%  29.19%     N/A      N/A   22.68%  -32.48%  23.41%       N/A      N/A
Class 1
Seligman Small Cap Value Portfolio,      5/1/1998  30.50%     N/A     N/A      N/A   14.01%   16.68%     N/A       N/A      N/A
Class 1
SP Jennison International Growth,       12/15/2000    N/A     N/A     N/A      N/A   -0.42%      N/A     N/A       N/A      N/A
Class 2
SP Strategic Partners Focused Growth,   12/15/2000    N/A     N/A     N/A      N/A   -5.16%      N/A     N/A       N/A      N/A
Class 2
Templeton Developing Markets            3/15/1994 -30.99%  -7.05%  -3.02%      N/A   -2.97%  -38.29% -11.33%    -6.22%      N/A
Securities Fund, Class 21/2
Templeton Growth Securities Fund,       3/15/1994  -0.43%   8.07%  10.83%      N/A    9.72%   -7.73%   4.25%     7.20%      N/A
Class 21
USAllianz VIP Diversified Assets Fund   11/11/1999  1.57%     N/A     N/A      N/A    2.82%   -5.73%     N/A       N/A      N/A
USAllianz VIP Fixed Income Fund         11/11/1999  9.62%     N/A     N/A      N/A    5.95%    0.90%     N/A       N/A      N/A
USAllianz VIP Global Opportunities Fund  2/1/2000     N/A     N/A     N/A      N/A  -16.46%      N/A     N/A       N/A      N/A
USAllianz VIP Growth Fund               11/11/1999-11.96%     N/A     N/A      N/A   -4.91%  -19.26%     N/A       N/A      N/A
USAllianz VIP Money Market Fund          2/1/2000      3.09% **** 7-Day        **** 7-Day Effective  Yield ****


                                           Since
                                       Inception
                                       ---------

AIM V.I. Capital Appreciation Fund        11.67%
AIM V.I. Growth Fund                       9.71%
AIM V.I. International Equity Fund         6.32%
AIM V.I. Value Fund                        9.94%
Alger American MidCap Growth Portfolio    15.47%
Alger American Small Capitalization       10.51%
Portfolio
Davis VA Financial Portfolio               5.69%
Davis VA Real Estate Portfolio            -1.50%
Davis VA Value Portfolio                   1.68%
Franklin Growth and Income Securities      6.54%
Fund, Class 2
Franklin Rising Dividends                  6.37%
SecuritiesFund, Class21
Franklin Small Cap Fund, Class 21         12.55%
Franklin U.S. Government Fund, Class 2     4.64%
JP Morgan International Opportunities      4.27%
Portfolio
JP Morgan US Disciplined Equity           10.34%
Portfolio
Mutual Discovery Securities Fund,          4.78%
Class 21
Mutual Shares Securities Fund, Class 21    5.78%
Oppenheimer VA Global Securities Fund     10.24%
Oppenheimer VA High Income Fund            6.32%
Oppenheimer VA Main Street Growth &       12.73%
Income Fund
PIMCO VIT High Yield Bond Portfolio,      -3.25%
Admin. Class
PIMCO VIT Stocks PLUS Growth & Income      4.38%
Portfolio, Admin. Class
PIMCO VIT Total Return Bond Portfolio,     1.71%
Admin. Class
Seligman Global Technology Portfolio,     18.11%
Class 1
Seligman Small Cap Value Portfolio,        9.13%
Class 1
SP Jennison International Growth,         -3.09%
Class 2
SP Strategic Partners Focused Growth,     -7.83%
Class 2
Templeton Developing Markets              -5.74%
Securities Fund, Class 21/2
Templeton Growth Securities Fund,          6.30%
Class 21
USAllianz VIP Diversified Assets Fund     -2.89%
USAllianz VIP Fixed Income Fund            0.27%
USAllianz VIP Global Opportunities Fund  -23.85%
USAllianz VIP Growth Fund                -10.67%
USAllianz VIP Money Market Fund


1Ongoing stock market volatility can dramatically change the funds' short-term performance; current results may differ.

2For Templeton Developing Markets Securities Fund, performance prior to the
5/1/00 merger reflects the historical performance of the Templeton Developing
Markets Fund.

There are no accumulation units shown for the USAllianz Aggressive Growth Fund, USAllianz American Growth Fund, USAllianz Capital Growth Fund, USAllianz
Comstock Fund, USAllianz Growth and Income Fund, USAllianz Strategic Growth
Fund, and the Van Kampen LIT Emerging Growth Portfolio because they were first offered under the Contract as of the date of this prospectus.


CHART E
Total Return for the period ended December 31, 2000                             HYPOTHETICAL

                                                                  Column I                               Column II
                                        Inception                                  Since
Investment Choices                        Date    1-Year  3-Year  5-Year  10-Year  Inception 1-Year  3-Year   5-Year   10-Year
------------------                        ----    ------  ------  ------  -------  --------- ------  ------   ------   -------

AIM V.I. Capital Appreciation Fund       5/5/1993 -12.67%  13.13%  13.17%      N/A   15.03%  -20.14%   7.22%     8.16%      N/A
AIM V.I. Growth Fund                     5/5/1993 -22.06%  10.75%  14.35%      N/A   13.82%  -29.50%   4.85%     8.82%      N/A
AIM V.I. International Equity Fund       5/5/1993 -27.86%   7.47%   8.89%      N/A    9.40%  -35.25%   1.75%     4.66%      N/A
AIM V.I. Value Fund                      5/5/1993 -16.33%  11.40%  13.58%      N/A   14.99%  -23.80%   5.50%     8.26%      N/A
Alger American MidCap Growth Portfolio   5/3/1993   7.03%  20.89%  16.91%      N/A   20.14%   -0.57%  14.93%    12.38%      N/A
Alger American Small Capitalization     9/21/1988 -28.63%   4.34%   4.84%   11.32%   13.67%  -36.17%  -1.41%     1.47%    8.42%
Portfolio
Davis VA Financial Portfolio             7/1/1999  28.38%     N/A     N/A      N/A   11.62%   14.57%     N/A       N/A      N/A
Davis VA Real Estate Portfolio           7/1/1999  20.90%     N/A     N/A      N/A    4.45%    7.47%     N/A       N/A      N/A
Davis VA Value Portfolio                 7/1/1999   7.14%     N/A     N/A      N/A    5.81%   -0.24%     N/A       N/A      N/A
Franklin Growth and Income Securities   1/24/1989  15.47%   6.62%  11.17%   11.27%    9.08%    2.18%   2.54%     7.19%    8.34%
Fund, Class 21
Franklin Rising Dividends               1/27/1992  18.33%   3.04%  11.66%      N/A    8.77%    4.94%  -1.12%     7.31%      N/A
SecuritiesFund, Class21
Franklin Small Cap Fund, Class 21       11/1/1995 -16.45%  16.00%  17.84%      N/A   17.52%  -23.88%  12.07%    13.42%      N/A
Franklin U.S. Government Fund, Class 2  3/14/1989   9.19%   3.69%   3.94%    5.53%    5.58%    0.66%   1.02%     2.62%    4.07%
JP Morgan International Opportunities    1/3/1995 -17.50%   4.29%   5.39%      N/A    6.17%  -24.88%   0.17%     2.69%      N/A
Portfolio
JP Morgan US Disciplined Equity          1/3/1995 -12.74%   7.02%  12.59%      N/A   15.49%  -20.18%   1.11%     7.09%      N/A
Portfolio
Mutual Discovery Securities Fund,       11/8/1996   8.03%   6.79%     N/A      N/A    9.36%    0.63%   2.71%       N/A      N/A
Class 21
Mutual Shares Securities Fund, Class 21 11/8/1996  11.01%   6.63%     N/A      N/A    9.27%    0.69%   2.38%       N/A      N/A
Oppenheimer VA Global Securities Fund   11/12/1990  3.01%  21.41%  19.92%   13.47%   13.28%   -4.54%  16.15%    14.65%   10.48%
Oppenheimer VA High Income Fund         4/30/1986  -5.64%  -1.75%   3.33%    9.50%    8.34%  -13.15%  -4.29%     0.92%    6.33%
Oppenheimer VA Main Street Growth &      7/5/1995 -10.58%   3.07%  13.05%      N/A   16.27%  -18.02%  -1.08%     8.69%      N/A
Income Fund
PIMCO VIT High Yield Bond Portfolio,    4/30/1998  -3.49%     N/A     N/A      N/A   -0.80%  -10.85%     N/A       N/A      N/A
Admin. Class
PIMCO VIT Stocks PLUS Growth & Income   12/31/1997-11.28%   9.95%     N/A      N/A    9.94%  -18.66%   4.04%       N/A      N/A
Portfolio, Admin. Class
PIMCO VIT Total Return Bond Portfolio,  12/31/1997  7.49%   3.70%     N/A      N/A    3.70%    0.11%   1.39%       N/A      N/A
Admin. Class
Seligman Global Technology Portfolio,    5/2/1996 -25.25%  29.06%     N/A      N/A   22.56%  -32.68%  23.02%       N/A      N/A
Class 1
Seligman Small Cap Value Portfolio,      5/1/1998  30.37%     N/A     N/A      N/A   13.89%   16.43%     N/A       N/A      N/A
Class 1
SP Jennison International Growth,       12/15/2000    N/A     N/A     N/A      N/A   -0.43%      N/A     N/A       N/A      N/A
Class 2
SP Strategic Partners Focused Growth,   12/15/2000    N/A     N/A     N/A      N/A   -5.16%      N/A     N/A       N/A      N/A
Class 2
Templeton Developing Markets            3/15/1994 -31.06%  -7.14%  -3.11%      N/A   -3.06%  -38.40% -11.62%    -6.53%      N/A
Securities Fund, Class 21/2
Templeton Growth Securities Fund,       3/15/1994  -0.53%   7.96%  10.72%      N/A    9.61%   -7.96%   3.92%     6.87%      N/A
Class 21
USAllianz VIP Diversified Assets Fund   11/11/1999  1.47%     N/A     N/A      N/A    2.72%   -5.91%     N/A       N/A      N/A
USAllianz VIP Fixed Income Fund         11/11/1999  9.51%     N/A     N/A      N/A    5.84%    0.72%     N/A       N/A      N/A
USAllianz VIP Global Opportunities Fund  2/1/2000     N/A     N/A     N/A      N/A  -16.53%      N/A     N/A       N/A      N/A
USAllianz VIP Growth Fund               11/11/1999-12.05%     N/A     N/A      N/A   -5.00%  -19.41%     N/A       N/A      N/A
USAllianz VIP Money Market Fund          2/1/2000       2.98%   **** 7-Day Effective    **** 7-Day Effective    Yield ****
                                           Since
                                       Inception
                                       ---------

AIM V.I. Capital Appreciation Fund        11.33%
AIM V.I. Growth Fund                       9.38%
AIM V.I. International Equity Fund         6.00%
AIM V.I. Value Fund                        9.60%
Alger American MidCap Growth Portfolio    15.11%
Alger American Small Capitalization       10.17%
Portfolio
Davis VA Financial Portfolio               5.36%
Davis VA Real Estate Portfolio            -1.82%
Davis VA Value Portfolio                   1.35%
Franklin Growth and Income Securities      6.21%
Fund, Class 2
Franklin Rising Dividends                  6.05%
SecuritiesFund, Class21
Franklin Small Cap Fund, Class 21         12.20%
Franklin U.S. Government Fund, Class 2     4.32%
JP Morgan International Opportunities      3.95%
Portfolio
JP Morgan US Disciplined Equity            9.99%
Portfolio
Mutual Discovery Securities Fund,          4.45%
Class 21
Mutual Shares Securities Fund, Class 21    5.45%
Oppenheimer VA Global Securities Fund      9.90%
Oppenheimer VA High Income Fund            6.00%
Oppenheimer VA Main Street Growth &       12.38%
Income Fund
PIMCO VIT High Yield Bond Portfolio,      -3.56%
Admin. Class
PIMCO VIT Stocks PLUS Growth & Income      4.04%
Portfolio, Admin. Class
PIMCO VIT Total Return Bond Portfolio,     1.39%
Admin. Class
Seligman Global Technology Portfolio,     17.74%
Class 1
Seligman Small Cap Value Portfolio,        8.78%
Class 1
SP Jennison International Growth,         -3.58%
Class 2
SP Strategic Partners Focused Growth,     -8.32%
Class 2
Templeton Developing Markets              -6.04%
Securities Fund, Class 21/2
Templeton Growth Securities Fund,          5.97%
Class 21
USAllianz VIP Diversified Assets Fund     -3.19%
USAllianz VIP Fixed Income Fund           -0.05%
USAllianz VIP Global Opportunities Fund  -23.98%
USAllianz VIP Growth Fund                -10.96%
USAllianz VIP Money Market Fund


1Ongoing stock market volatility can dramatically change the funds' short-term performance; current results may differ.

2For Templeton Developing Markets Securities Fund, performance prior to the
5/1/00 merger reflects the historical performance of the Templeton Developing
Markets Fund.

There are no accumulation units shown for the USAllianz Aggressive Growth Fund, USAllianz American Growth Fund, USAllianz Capital Growth Fund, USAllianz
Comstock Fund, USAllianz Growth and Income Fund, USAllianz Strategic Growth
Fund, and the Van Kampen LIT Emerging Growth Portfolio because they were first offered under the Contract as of the date of this prospectus.

ILLUSTRATION OF THE GUARANTEED VALUE PROTECTION BENEFIT

The Insurance Company may advertise the Guaranteed Value Protection Benefit
(GVP) through illustrations in sales literature, advertisements, personalized illustrations, and Contract Owner communications. Such illustrations may show the Contract value, full or partial withdrawal values, death benefits, or the GVP guarantee accounts, assuming the historical performance data of specific Portfolios or using a hypothetical return (which return will not exceed 12%).

Such values will include the deduction of mortality and expense risk charges, the operating expenses of any specific Portfolio, and any applicable withdrawal charges, GVP charges, administrative charges and contract maintenance charges. The withdrawal charges, the GVP charges, administrative charges and contract maintenance charges are calculated assuming a Contract is fully surrendered at the end of the Contract year.

The hypothetical values of a Contract purchased for time periods described will be determined by using the Accumulation Unit values for a variable option investing in a specific Portfolio for a stated purchase payment, and deducting any applicable mortality and expense risk charge, administrative charge, contract maintenance charge, GVP charge and withdrawal charge to arrive at the ending hypothetical value. If a hypothetical return is used unrelated to any specific Portfolio, mortality and expense risk charges, administrative charges, contract maintenance charges, and GVP charges will also be deducted from the hypothetical return. Partial withdrawal charges, death benefits, GVP benefits and GVP guarantee accounts are calculated as described in the Contract and Prospectus.

FEDERAL TAX STATUS

Note: The following description is based upon the Insurance Company's understanding of current federal income tax law applicable to annuities in general. The Insurance Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Insurance Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option elected. For a lump sum payment received as a total withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludible amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Insurance Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Insurance Company, and its operations form a part of the Insurance Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments
(3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Insurance Company intends that all Portfolios underlying the Contracts will be managed by the investment managers in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Separate Account. Due to the uncertainty in this area, the Insurance Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Contract Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year period.


PARTIAL 1035 EXCHANGES



Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.


CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on purchase payments for the Contracts will be taxed currently to the Contract Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

DEATH BENEFITS/GUARANTEED VALUE PROTECTION BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

Any amounts credited to the Contract value under a guaranteed value protection benefit in an endorsement to the Contract will be treated for tax purposes as earnings.

If the death benefit endorsements are to be used with a Qualified Contract, such death benefits may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provisions of such benefits could result in currently taxable income to the owners of the Qualified Contracts. Furthermore, the Code provides that the assets of an IRA may be not invested in life insurance, but may provide in the case of death during the Accumulation Phase for a death benefit payment equal to the greater of purchase payments or contract value. The Contract offers death benefits which may exceed the greater of Purchase Payments or Contract Value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the Contract may not qualify as an IRA (including ROTH IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a Contract.

INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: (a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or (b) distributions which are required minimum distributions; or (c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or (d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS - NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2 ; (b) after the death of the Contract Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

A partial liquidation (withdrawal) during the Payout Phase may result in the modification of the series of Annuity Payments made after such liquidation and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above unless another exception to the penalty tax applies. You should obtain competent tax advice before you make any liquidations from your Contract.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Qualified Plans

QUALIFIED PLANS

The Contracts offered by the Prospectus are designed to be suitable for use under various types of Qualified Plans. Because of the minimum purchase payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Contract Owners, Annuitants and beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Insurance Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Contract Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Insurance Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available and described in this Statement of Additional Information. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

A.  TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations.") Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

B.  INDIVIDUAL RETIREMENT ANNUITIES

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

   ROTH IRAS

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year periods beginning with tax year 1998. Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

C.  PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these Plans. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Purchasers of Contracts for use with Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF WITHDRAWALS - QUALIFIED CONTRACTS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he or she has attained age 55; (e) distributions made to Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy on the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner or Annuitant (as applicable) and his or her spouse and dependents if the Contract Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception no longer applies after the Contract Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in item (c) applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

A partial liquidation (withdrawal) during the Payout Phase may result in the modification of the series of Annuity Payments made after such liquidation and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above unless another exception to the penalty tax applies. You should obtain competent tax advice before you make any liquidations from your Contract.

Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2, or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

TAX-SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner: (1) attains age 59 1/2;
(2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, and to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.

ANNUITY PROVISIONS

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Insurance Company and do not vary with the investment experience of a Portfolio. The Fixed Account value on the day immediately preceding the Income Date will be used to determine the Fixed Annuity monthly payment. The monthly Annuity Payment will be based upon the Contract Value at the time of annuitization, the Annuity Option selected, the age of the Annuitant and any joint Annuitant and the sex of the Annuitant and joint Annuitant where allowed.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable Portfolio(s).

ANNUITY UNIT VALUE

On the Income Date, a fixed number of Annuity Units will be purchased as follows:

The first Annuity Payment is equal to the Adjusted Contract Value, divided first by $1,000 and then multiplied by the appropriate Annuity Payment amount for each $1,000 of value for the Annuity Option selected. In each Variable Option the fixed number of Annuity Units is determined by dividing the amount of the initial Annuity Payment determined for each Variable Option by the Annuity Unit value on the Income Date. Thereafter, the number of Annuity Units in each Variable Option remains unchanged unless the Contract Owner elects to transfer between Variable Options. All calculations will appropriately reflect the Annuity Payment frequency selected.

On each subsequent Annuity Payment date, the total Annuity Payment is the sum of the Annuity Payments for each Variable Option. The Annuity Payment in each Variable Option is determined by multiplying the number of Annuity Units then allocated to such Variable Option by the Annuity Unit value for that Variable Option. On each subsequent valuation date, the value of an Annuity Unit is determined in the following way:

First: The Net Investment Factor is determined as described in the Prospectus under "Purchase - Accumulation Units."

Second: The value of an Annuity Unit for a valuation period is equal to:

a.  the value of the Annuity Unit for the immediately preceding valuationperiod.

b.  multiplied by the Net Investment Factor for the current valuation period;

c. divided by the Assumed Net Investment Factor (see below) for the valuation period.

The Assumed Net Investment Factor is equal to one plus the Assumed Investment Return which is used in determining the basis for the purchase of an Annuity, adjusted to reflect the particular Valuation Period. The Assumed Investment Return that the Insurance Company will use is either 3%, 5% or 7%, based on the Contract Owner's selection and any applicable state laws.

MORTALITY AND EXPENSE RISK GUARANTEE

The Insurance Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality and expense experience.

FINANCIAL STATEMENTS


The audited consolidated financial statements of the Insurance Company as of and for the year ended December 31, 2000, included herein should be considered only as bearing upon the ability of the Insurance Company to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2000 are also included herein.